SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies That Relate To The Consolidated Financial Statements As A Whole
Disclosure of significant accounting judgments, estimates and assumptions
The sources of uncertainty identified by the Group are described together with the applicable Note, as follows:

Significant accounting judgement / source of estimation uncertainty	Described in
Revenue recognition	Note 3
Deferred tax assets and uncertain tax positions	Note 9
Provisions and contingent liabilities	Note 8
Impairment of non-current assets	Note 12
Control over subsidiaries	Note 15
Depreciation and amortization of non-current assets	Note 13 and Note 14
Fair value of financial instruments	Note 17
Sale and lease back transactions	Note 13
Measurement of lease liabilities	Note 17